Intangible Assets, Net - Schedule of Intangible Assets, Net are Wells Unassigned to a Reserve (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)
Wells unassigned to a reserve:
Balance at the beginning of period	$ 14,678,640
Transfers against fixed assets	(6,726,769)		$ (16,440,645)
Balance at the end of period	13,720,540	$ 697,079	14,678,640
Wells unassigned to reserve [member]
Wells unassigned to a reserve:
Balance at the beginning of period	9,088,563		8,639,242
Additions to construction in progress	20,352,351		20,553,952
Transfers against expenses	(12,934,906)		(3,663,986)
Transfers against fixed assets	(6,726,769)		(16,440,645)
Balance at the end of period	$ 9,779,239		$ 9,088,563